Cover	Aug. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity File Number	001-40427
Entity Registrant Name	NKGen Biotech, Inc.
Entity Central Index Key	0001845459
Entity Tax Identification Number	86-2191918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3001 Daimler Street
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	(949)
Local Phone Number	396-6830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NKGN
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NKGNW